10. FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Measurements
10. FAIR VALUE MEASUREMENTS

Warrants

During 2016, the Company issued Series G, H, I, J and K Common Stock warrants (the “Warrants”) for which the Company determined that the Warrants should be accounted for as derivatives (see Note 17), for which a liability is recorded in the aggregate and measured at fair value in the consolidated balance sheets on a recurring basis, and the change in fair value from one reporting period to the next is reported as income or expense in the consolidated statements of operations. On March 31, 2017, Warrants J and K were exercised.

The Company records the fair value of the liability in the condensed consolidated balance sheets under the caption “Warrant liability” and records changes to the liability against earnings or loss under the caption “Changes in fair value of warrant liability” in the condensed consolidated statements of operations. The carrying amount at fair value of the aggregate liability for the Warrants recorded on the condensed consolidated balance sheet at September 30, 2017 and December 31, 2016 is $2,774,583 and $20,405,190. Due to the change in the fair value of the Warrant Liability for the period in which the Warrants were outstanding during the three and nine months ended September 30, 2017, the Company recorded a gain on the change in fair value of the warrant liability of $1,396,094 and $7,685,607, respectively, for the three and nine months ended September 30, 2017, in the condensed consolidated statement of operations.

The Warrants outstanding at September 30, 2017 have the following terms:

	Issuance Date	Number of Common Shares	Per Share Exercise Price	Remaining Term (Months)	Expiration Date
Series G Warrants	November 4, 2016	750,000	$9.22	4	January 31, 2018
Series H Warrants	November 4, 2016	250,000	$9.22	16	January 31, 2019
Series I Warrants	November 4, 2016	250,000	$9.22	28	January 31, 2020

The Warrants have an adjustable exercise price due to a full ratchet down round provision, which would result in a downward adjustment to the exercise price in the event the Company completes a financing in which the price per share of the financing is lower than the exercise price of the Warrants in effect immediately prior to the financing.

Due to the existence of the full ratchet down round provision, which creates a path-dependent nature of the exercise prices of the Warrants, the Company concluded it is necessary to measure the fair value of the Warrants using a Monte Carlo Simulation model, which incorporates inputs classified as “level 3” according to the fair value hierarchy in ASC 820, Fair Value. In general, level 3 assumptions utilize unobservable inputs that are supported by little or no market activity in the subject instrument and that are significant to the fair value of the liabilities. The unobservable inputs the Company utilizes for measuring the fair value of the Warrant liability reflects management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability as of the reporting date.

The Company determined the fair values of the Warrants by using the following key inputs to the Monte Carlo Simulation model at September 30, 2017:

	As of September 30, 2017
Inputs	Series G	Series H	Series I
Volatility (1)	71.2%	67.0%	76.3%
Expected term (years)	0.33	1.33	2.33
Risk free interest rate	1.107%	1.363%	1.520%
Common stock price	$8.40	$8.40	$8.44
Exercise price	$9.22	$9.22	$9.22

(1)“Level 3” input.

The stock volatility assumption represents the range of the volatility curves used in the valuation analysis that the Company has determined market participants would use based on comparison with similar entities. The risk-free interest rate is interpolated where appropriate, and is based on treasury yields. The valuation model also included a level 3 assumption as to dates of potential future financings by the Company that may cause a reset of the exercise price.

Since derivative financial instruments are initially and subsequently carried at fair values, the Company’s income or loss will reflect the volatility in changes to these estimates and assumptions. The fair value is most sensitive to changes at each valuation date in the Company’s Common Stock price, the volatility rate assumption, and the exercise price, which could change if the Company were to do a dilutive future financing.

For the Warrants, which measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from December 31, 2016 to September 30, 2017:

	Warrants “G”, “H” and “I”	Warrants “J” and “K”	Total
Beginning fair value balance reported in the consolidated balance sheet at December 31, 2016	$6,393,936	$14,011,254	$20,405,190
Change in fair value (gain) reported in the statements of operations	(3,619,353)	(4,066,254)	(7,685,607)
Exercise of “J” and “K” Warrants	—	(9,945,000)	(9,945,000)
Ending fair value balance reported in the condensed consolidated balance sheet at September 30, 2017	$2,774,583	$—	$2,774,583

Put Rights

In connection with the 42West Acquisition (note 4), on March 30, 2017, the Company entered into Put Agreements with each of the Sellers. Pursuant to the terms and subject to the conditions set forth in the Put Agreements, the Company has granted the Sellers the right, but not obligation, to cause the Company to purchase up to an aggregate of 1,187,094 of their shares of Common Stock received as Stock Consideration for a purchase price equal to $9.22 per share during certain specified exercise periods set forth in the Put Agreements up until December 2020 (the “Put Rights”). During the nine months ended September 30, 2017, the Sellers, in accordance with the Put Agreements, caused the Company to purchase 116,591 shares of Common Stock for an aggregate amount of $1,075,000.

The Company records the fair value of the liability in the condensed consolidated balance sheets under the caption “Put Rights” and records changes to the liability against earnings or loss under the caption “Changes in fair value of put rights and contingent consideration” in the condensed consolidated statements of operations. The fair value of the Put Rights on the date of acquisition was $3,800,000. The carrying amount at fair value of the aggregate liability for the Put Rights recorded on the condensed consolidated balance sheet at September 30, 2017 is $3,700,000. Due to the change in the fair value of the Put Rights for the period in which the Put Rights were outstanding during the three and nine months ended September 30, 2017, the Company recorded a gain on the put rights of $200,000 and $100,000, respectively, in the condensed consolidated statement of operations. The Company measured the fair value of the Put Rights as of the date of the acquisition.

The Company utilized the Black-Scholes Option Pricing Model, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined in ASC 820. The unobservable inputs utilized for measuring the fair value of the Put Rights reflect management’s own assumptions about the assumptions that market participants would use in valuing the Put Rights as of the acquisition date and September 30, 2017.

The Company determined the fair value by using the following key inputs to the Black-Scholes Option Pricing Model:

Inputs	On the date of Acquisition (March 30, 2017)	As of September 30, 2017
Equity Volatility estimate	75%	82.5%
Discount rate based on US Treasury obligations	0.12% -1.70%	1.04% - 1.65%

For the Put Rights, which measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from the date of acquisition (March 30, 2017) to September 30, 2017:

Beginning fair value balance on the Acquisition Date (March 30, 2017)	$3,800,000
Change in fair value (loss) reported in the statements of operations	(100,000)
Ending fair value balance reported in the condensed consolidated balance sheet at September 30, 2017	$3,700,000

Contingent Consideration

In connection with the 42West acquisition (note 4), the Sellers have the potential to earn up to $9,333,333 (1,727,551 shares of Common Stock) on achievement of adjusted EBITDA targets based on the operations of 42West over the three-year period beginning January 1, 2017 (the “Contingent Consideration”).

The Company records the fair value of the liability in the condensed consolidated balance sheets under the caption “Contingent Consideration” and records changes to the liability against earnings or loss under the caption “Changes in fair value of put rights and contingent consideration” in the condensed consolidated statements of operations. The fair value of the Contingent Consideration on the date of acquisition was $3,627,000. The carrying amount at fair value of the aggregate liability for the Contingent Consideration recorded on the condensed consolidated balance sheet at September 30, 2017 is $3,973,000. Due to the change in the fair value of the Contingent Consideration for the period in which the Contingent Consideration was outstanding during the three and nine months ended September 30, 2017, the Company recorded a loss on the contingent consideration of $230,000 and $346,000, respectively in the condensed consolidated statement of operations. The Company measured the fair value of the Contingent Consideration as of the date of the acquisition.

The Company utilized a Monte Carlo Simulation model, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined in ASC 820. The unobservable inputs utilized for measuring the fair value of the Contingent Consideration reflect management’s own assumptions about the assumptions that market participants would use in valuing the Contingent Consideration as of the acquisition date.

The Company determined the fair value by using the following key inputs to the Monte Carlo Simulation Model:

Inputs	On the date of Acquisition (March 30, 2017)	As of September 30, 2017
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)	1.03%-1.55%	1.31% -1.62%
Annual Asset Volatility Estimate	72.5%	80%
Estimated EBITDA	$3,600,000- $3,900,000	$3,600,000- $3,900,000

For the Contingent Consideration, which measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from the date of acquisition (March 30, 2017) to September 30, 2017:

Beginning fair value balance on the Acquisition Date (March 30, 2017)	$3,627,000
Change in fair value reported in the statements of operations	346,000
Ending fair value balance reported in the condensed consolidated balance sheet at September 30, 2017	$3,973,000

There were no assets or liabilities carried at fair value on a recurring basis at September 30, 2016.

During 2016, the Company issued Series G, H, I, J and K Common Stock warrants (the “Warrants”) for which the Company determined that the Warrants should be accounted for as derivatives (see Note 16), for which a liability is recorded in the aggregate and measured at fair value in the consolidated balance sheets on a recurring basis, and the change in fair value from one reporting period to the next is reported as income or expense in the consolidated statements of operations.

The Company records the fair value of the liability in the consolidated balance sheets under the caption “Warrant liability” and records changes to the liability against earnings or loss under the caption “Changes in fair value of warrant liability” in the consolidated statements of operations.  The carrying amount at fair value of the aggregate liability for the Warrants recorded on the consolidated balance sheet at December 31, 2016 is $20,405,190, and due to the decrease in the fair value of the Warrant Liability for the period in which the Warrants were outstanding during the year, the Company recorded a gain on the warrant liability of $2,195,542 in the consolidated statement of operations for the year ended December 31, 2016.  There were no assets or liabilities carried at fair value on a recurring basis at December 31, 2015 or for the year then ended.

The Warrants have the following terms:

	Issuance Date	Number of Common Shares	Initial Per Share Exercise Price	Initial Term (Years)	Expiration Date
Series G Warrants	November 4, 2016	750,000	$10.00	1.2	January 31, 2018
Series H Warrants	November 4, 2016	250,000	$12.00	2.2	January 31, 2019
Series I Warrants	November 4, 2016	250,000	$14.00	3.2	January 31, 2020
Series J Warrants	December 29, 2016	1,085,000	$0.03	4	December 29, 2020
Series K Warrants	December 29, 2016	85,000	$0.03	4	December 29, 2020

The Warrants have an adjustable exercise price due to a full ratchet down round provision, which would result in a downward adjustment to the exercise price in the event the Company completes a financing in which the price per share of the financing is lower than the exercise price of the Warrants in effect immediately prior to the financing.

Due to the existence of the full ratchet down round provision, which creates a path-dependent nature of the exercise prices of the Warrants, the Company concluded it is necessary to measure the fair value of the Warrants using a Monte Carlo Simulation model, which incorporates inputs classified as “level 3” according to the fair value hierarchy in ASC 820, Fair Value. In general, level 3 assumptions utilize unobservable inputs that are supported by little or no market activity in the subject instrument and that are significant to the fair value of the liabilities. The unobservable inputs the Company utilizes for measuring the fair value of the Warrant liability reflects management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability as of the reporting date.

The Company’s management determined the fair value of the warrant liability as of December 31, 2016 by using a Monte Carlo simulation model with the following key inputs:

	As of December 31, 2016
Inputs	Series G	Series H	Series I	Series J	Series K
Volatility(1)	63.6%	79.1%	70.8%	65.8%	65.8%
Expected term (years)	1.08	2.08	3.08	4	4
Risk free interest rate	.879%	1.223%	1.489%	1.699%	1.699%
Common stock price	$12.00	$12.00	$12.00	$12.00	$12.00
Exercise price	$10.00	$12.00	$14.00	$0.03	$0.03

(1)

“Level 3” input.

The stock volatility assumption represents the range of the volatility curves used in the valuation analysis that the Company has determined market participants would use based on comparison with similar entities.  The risk-free interest rate is interpolated where appropriate, and is based on treasury yields. The valuation model also included a level 3 assumption as to dates of potential future financings by the Company that may cause a reset of the exercise price.

Since derivative financial instruments are initially and subsequently carried at fair values, the Company’s income or loss will reflect the volatility in changes to these estimates and assumptions.  The fair value is most sensitive to changes at each valuation date in the Company’s Common Stock price, the volatility rate assumption, and the exercise price, which could change if the Company were to do a dilutive future financing.

Other financial instruments such as cash, accounts receivable, debt, notes and related party notes approximate their fair value due to their short term nature or being due on demand.